Loans, borrowings, cash and cash equivalents and financial investments - Credit and financing lines (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Revolving credit facilities, May 2015 | US$
Loans and borrowings
Period of the agreement	5 years
Total amount	$ 3,000
Available amount	$ 3,000
Revolving credit facilities, June 2017 | US$
Loans and borrowings
Period of the agreement	5 years
Total amount	$ 2,000
Available amount	2,000
Revolving credit facilities 2013
Loans and borrowings
Cancelled amount	2,000
Revolving credit facilities
Loans and borrowings
Available amount	$ 5,000
BNDES | Financing lines, September 2012 | R$ | CLN 150
Loans and borrowings
Period of the agreement	10 years
Total amount	$ 1,174
Available amount	$ 6
BNDES | Financing lines, May 2014 | R$
Loans and borrowings
Period of the agreement	10 years
Total amount	$ 1,863
Available amount	$ 307